Total
DWS CROCI US Fund
DWS CROCI® U.S. Fund
Investment Objective
The fund seeks long-term growth of capital.
Fees and Expenses

These are the fees and expenses you may pay when you buy and hold shares. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Class A shares in DWS funds or if you invest at least $250,000 in Class T shares in the fund. More information about these and other discounts and waivers is available from your financial representative and in Choosing a Share Class (p. 11), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 42) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-14).

SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees - DWS CROCI US Fund - USD ($)		Class A	Class T	Class C	Class R	Class R6	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price		5.75%	2.50%	none	none	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	[1]	none	none	1.00%	none	none	none	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)		$ 20	none	$ 20	none	none	none	$ 20
[1]	Investments of $250,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 0.75% if redeemed within 12 months of the original purchase date and 0.50% if redeemed within the following six months.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - DWS CROCI US Fund	Class A	Class T	Class C	Class R	Class R6	INST Class	Class S
Management fee	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Distribution/service (12b-1) fees	0.24%	0.25%	0.99%	0.50%	none	none	none
Other expenses	0.32%	0.24%	0.31%	0.41%	0.21%	0.28%	0.24%
Total annual fund operating expenses	0.99%	0.92%	1.73%	1.34%	0.64%	0.71%	0.67%
Fee waiver/expense reimbursement	none	none	none	0.04%	none	0.04%	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.99%	0.92%	1.73%	1.30%	0.64%	0.67%	0.67%

The Advisor has contractually agreed through January 31, 2021 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at ratios no higher than 1.30% and 0.67% for Class R and Institutional Class, respectively. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period for Class R and Institutional Class) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - DWS CROCI US Fund - USD ($)	Class A	Class T	Class C	Class R	Class R6	INST Class	Class S
1 Year	$ 670	$ 342	$ 276	$ 132	$ 65	$ 68	$ 68
3 Years	872	536	545	421	205	223	214
5 Years	1,091	747	939	730	357	391	373
10 Years	$ 1,718	$ 1,353	$ 2,041	$ 1,609	$ 798	$ 879	$ 835

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - DWS CROCI US Fund - USD ($)	Class A	Class T	Class C	Class R	Class R6	INST Class	Class S
1 Year	$ 670	$ 342	$ 176	$ 132	$ 65	$ 68	$ 68
3 Years	872	536	545	421	205	223	214
5 Years	1,091	747	939	730	357	391	373
10 Years	$ 1,718	$ 1,353	$ 2,041	$ 1,609	$ 798	$ 879	$ 835

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 95% of the average value of its portfolio.

Principal Investment Strategies

Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks issued by US companies. Companies are selected for the fund's portfolio using the Cash Return on Capital Invested (CROCI®) strategy as the primary factor, among other factors. Portfolio management will select stocks from among the largest US companies which are under CROCI® coverage at any given time (while the number of companies under CROCI® coverage will vary, as of December 31, 2019, approximately 366 companies were under CROCI® coverage). Approximately 40 companies are identified from the selection universe for investment, though, at times, the number of stocks held may be higher or lower than 40 stocks at the discretion of portfolio management or as a result of corporate actions, mergers or other events.

Companies are selected from the following economic sectors classified in accordance with the Global Industry Classification Standard (GICS): Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Information Technology, Industrials, Materials, Communication Services and Utilities.

Management process. Portfolio management selects stocks of companies that it believes offer economic value, utilizing the CROCI® strategy as the primary factor, among other factors. The CROCI® strategy is an investment process based on a proprietary valuation technique that attempts to understand the value of a company by converting financial statement data into a set of economic inputs that are used to calculate a valuation metric called the CROCI® Economic Price Earnings Ratio which is comparable across markets, sectors and stocks. The CROCI® Economic Price Earnings Ratio seeks to measure the "real" economic value rather than the "accounting" value of a company's invested capital, and the economic returns thereof. Portfolio management believes that, over time, companies with more favorable financial metrics, including CROCI® Economic Price Earnings Ratios, will outperform other companies.

In selecting stocks, portfolio management measures economic value using the CROCI® Economic Price Earnings Ratio and may adjust this by factors such as stock price volatility, as determined by the CROCI® Investment Strategy and Valuation Group. The CROCI® Investment Strategy and Valuation Group may provide other CROCI® valuation metrics which portfolio management may use in addition to the CROCI® Economic Price Earnings Ratio. All CROCI® financial metrics may be adjusted from time to time. Portfolio management may also use factors other than the CROCI® strategy in selecting investments.

The fund's portfolio is reviewed periodically and adjusted in accordance with the CROCI® strategy's rules. Portfolio management actively manages portfolio changes in an attempt to reduce market impact and transaction costs and to manage the portfolio with tax efficiency in mind.

The CROCI® strategy is supplied by the CROCI® Investment Strategy and Valuation Group, a unit within DWS Group, through a licensing arrangement with the fund's Advisor.

CROCI® Investment Process. The CROCI® Investment Process is based on the belief that the data used in traditional valuations (i.e., accounting data) does not accurately appraise assets, reflect all liabilities or represent the real value of a company. This is because the accounting rules are not always designed specifically for investors and often utilize widely differing standards which can make measuring the real asset value of companies difficult. The CROCI® Investment Process seeks to generate data that will enable valuation comparisons on a consistent basis, resulting in what portfolio management believes is an effective and efficient sector and stock selection process targeting investment in real value.

Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, banks and pooled investment vehicles.

Main Risks

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock's price, regardless of how well the company performs, or the fund's ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. Further, geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes and related geopolitical events have led, and in the future may lead, to increased short-term market volatility, which may disrupt securities markets and have adverse long-term effects on US and world economies and markets. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund's performance may be affected by the general performance of that region, capitalization or sector.

CROCI® risk. The fund is managed using the CROCI® Investment Process which is based on portfolio management's belief that, over time, stocks which display more favorable financial metrics (for example, the CROCI®Economic P/E Ratio) as generated by this process may outperform stocks which display less favorable metrics. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the fund.

The calculation of financial metrics used by the fund (such as, among others, the CROCI® Economic P/E Ratio) are determined by the CROCI®Investment Strategy and Valuation Group using publicly available information. This publicly available information is adjusted based on assumptions made by the CROCI® Investment Strategy and Valuation Group that, subsequently, may not prove to have been correct. As financial metrics are calculated using historical information, there can be no guarantee of the future performance of the CROCI® strategy. The measures utilized by portfolio management to attempt to reduce portfolio turnover, market impact and transaction costs could affect performance. In addition, certain regulatory restrictions (e.g., limits on percentage of assets invested in a single industry) could constrain the fund's ability to invest in some stocks that may have the most attractive financial metrics as determined by the CROCI® Investment Process.

Value investing risk. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by portfolio management may not perform as anticipated.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund's performance.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to dws.com (the Web site does not form a part of this prospectus) or call the telephone number included in this prospectus.

The performance figures for Class T shares prior to class inception are based on the historical performance of the fund's Institutional Class shares adjusted to reflect the higher expenses and applicable sales charges of Class T. Performance information contained under "Since Inception" represents performance since the fund's inception date.

The performance figures for Class R shares prior to class inception are based on the historical performance of the fund's Institutional Class shares adjusted to reflect the higher expenses of Class R. Performance information contained under "Since Inception" represents performance since the fund's inception date.

CALENDAR YEAR TOTAL RETURNS (%) (Class A)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

	Returns	Period ending
Best Quarter	13.02%	March 31, 2019
Worst Quarter	-13.79%	December 31, 2018

Average Annual Total Returns(For periods ended 12/31/2019 expressed as a %)
After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Average Annual Total Returns - DWS CROCI US Fund	Class Inception	1 Year	Since Inception
Class A | before tax	Apr. 10, 2015	25.05%	6.05%
Class A | After tax on distributions		23.18%	5.28%
Class A | After tax on distributions and sale of fund shares		15.82%	4.56%
Class T | before tax	Jun. 05, 2017	29.56%	6.79%
Class C | before tax	Apr. 10, 2015	31.74%	6.56%
Class R | before tax	Dec. 09, 2016	32.38%	6.99%
Class R6 | before tax	Apr. 10, 2015	33.25%	7.74%
INST Class | before tax	Apr. 10, 2015	33.11%	7.68%
Class S | before tax	Apr. 10, 2015	33.14%	7.66%
Russell 1000® Value Index (reflects no deduction for fees, expenses or		26.54%	8.75%
S&P 500® Index (reflects no deduction for fees, expenses or		31.49%	11.91%

The Russell 1000® Value Index has replaced the S&P 500® Index as the fund's primary benchmark index. The Advisor believes that the new index better represents the fund's investment strategy and is therefore more suitable for performance comparison.